UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-03287
New Alternatives Fund

(Exact name of registrant as specified in charter)
150 Broadhollow Road,  Suite PH2
Melville, New York 11747

(Address of principal executive offices) (Zip code)
David J. Schoenwald, President
New Alternatives Fund
150 Broadhollow Road, Suite PH2
Melville, New York  11747

(Name and address of agent for service)
Registrant's telephone number, including area code:
631-423-7373
Date of fiscal year end:
December 31
Date of reporting period:
December 31, 2024
Item 1: Report to Shareholders.
(a) The registrant's annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

New Alternatives Fund
Class A Shares / NALFX
Annual Shareholder Report — December 31, 2024
This annual shareholder report contains important information about the New Alternatives Fund (“Fund”) for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at www.newalternativesfund.com. You can also request this information by contacting us at 800-423-8383 or 631-423-7373.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
New Alternatives Fund (Class A Shares/NALFX)	$100	1.03%
How did the Fund perform last year?
  For the year January 1 to December 31, 2024, the Fund’s Class A Shares returned -6.02% with no load and -9.30% with the load.
  For the six month period from July 1 to December 31, 2024, the Fund’s Class A Shares returned -2.17% with no load and -5.60% with the load from the end of the previous six months ending June 30, 2024.
  For the year January 1to December 31, 2024, the Fund’s Class A Shares paid an ordinary dividend of $1.24 per share. There were no capital gains paid.
  During the six-month period from July 1 to December 31, 2024, the Fund added positions in First Solar, Inc., a solar cell and module manufacturer; Nextracker, Inc., a manufacturer of solar tracking systems and software for solar power generation; Schneider Electric SE (France) and Westco International, Inc., both energy management companies. The Fund also sold off its holdings of Algonquin Power & Utilities Corp. a Canadian renewable power producer; Atlantica Sustainable Infrastructure PLC (UK), an owner and operator of renewable power generating facilities; Avangrid, Inc., a U.S. utility and wind power developer; and Shoals Technologies Group, Inc., a manufacturer and operator of electrical balance of power systems (EBOS) for solar energy projects.
What contributed to performance?
We continued to reduce our holdings in the underperforming sectors of the portfolio, primarily the Renewable Power Producers and Developers and Utilities. We added companies in areas such as Solar Photovoltaic, Energy Management, Conservation and Storage that experienced more stable growth during this period. Supply chain issues continued to improve across all the sectors. While interest rates were not reduced as quickly as anticipated, there was a small reduction in the federal funds rate which positively impacted debt levels for most companies.
What detracted from performance?
The results of the presidential election in the United States caused a precipitous drop across the Fund’s entire portfolio, based on the perception that the incoming administration would reduce or eliminate most government support for renewable energy development and appears to be openly hostile to the science of climate change. Our investments have recovered slightly after this drop, but the continuing uncertainty of the new administration’s direction has contributed to a polarized environment for the Fund’s purpose. We have gradually reduced our poorest performing sectors, but the Renewable Energy Power Producers and Utilities continue to comprise the largest part of the Fund’s portfolio, just under 55%. For the most part, these companies have experienced continuing drops in their share prices. Uncertainty on whether and when the Federal Reserve would lower interest rates further has depressed the values of many of these companies. International energy markets continue to be affected by the ongoing war in Ukraine and the military actions and humanitarian crises spreading across a broader section of the Middle East.
Fund performance
The following chart shows the change in value of a $10,000 investment made in Class A Shares of the Fund compared to that of the S&P 500® index.
Average Annual Total Return	1 Year	5 Years	10 Years
New Alternatives Fund (Class A Shares/NALFX)	-6.02%	3.48%	7.01%
New Alternatives Fund (Class A Shares/NALFX)— including sales load	-9.30	2.74	6.49
S&P 500® Index	25.02	14.53	13.10
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Visit www.newalternativesfund.com for more recent performance information.
Key Fund statistics
Fund net assets	$243,967,487
Total number of portfolio holdings	47
Portfolio turnover rate	6%
Total advisory fees paid	$1,550,827
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Iberdrola SA (Spain)	6.4%
Brookfield Renewable Corp. (Canada)	6.2%
Clearway Energy, Inc., Class A	6.0%
Hannon Armstrong Sustainable Infrastructure Capital, Inc., REIT	5.8%
Siemens AG (Germany)	5.4%
Infratil Ltd. (New Zealand)	5.2%
Veolia Environnement SA (France)	4.9%
Terna-Rete Elettrica Nazionale (Italy)	4.1%
Enel SPA (Italy)	4.1%
Acciona SA (Spain)	3.9%
Sector Allocation
Geographical Allocation
Material Fund Changes
There were no material changes to the Fund during the year ended December 31, 2024.
Changes in or disagreements with accountants
During the year ended December 31, 2024, there were no changes in and/or disagreements with Accountants.
Additional information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at www.newalternativesfund.com. You can also request this information by contacting us at 800-423-8383 or 631-423-7373.
Householding
You will receive, or receive notice of the availability of, the Fund’s financial reports every six months. In addition, you will receive an annual updated prospectus. To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the financial reports (to the extent received by mail) and the prospectus. This process, called “householding” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 800-423-8383 or 631-423-7373. At any time you may view the current prospectus and financial reports on our website. If you choose, you may receive these documents through electronic delivery.

New Alternatives Fund
Investor Shares / NAEFX
Annual Shareholder Report — December 31, 2024
This annual shareholder report contains important information about the New Alternatives Fund (“Fund”) for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at www.newalternativesfund.com. You can also request this information by contacting us at 800-423-8383 or 631-423-7373.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
New Alternatives Fund (Investor Shares/NAEFX)	$124	1.28%
How did the Fund perform last year?
  For the year January 1 to December 31, 2024, the Fund’s no load Investor Shares Class returned -6.25%.
  For the six-month period from July 1 to December 31, 2024, the Fund’s no load Investor Shares Class returned -2.30%.
  For the year January 1 to December 31, 2024, the Fund’s Investor Shares Class paid an ordinary dividend of $1.06 per share. There were no capital gains paid.
  During the six-month period from July 1 to December 31, 2024, the Fund added positions in First Solar, Inc., a solar cell and module manufacturer; Nextracker, Inc., a manufacturer of solar tracking systems and software for solar power generation; Schneider Electric SE (France) and Westco International, Inc., both energy management companies. The Fund also sold off its holdings of Algonquin Power & Utilities Corp. a Canadian renewable power producer; Atlantica Sustainable Infrastructure PLC (UK), an owner and operator of renewable power generating facilities; Avangrid, Inc., a U.S. utility and wind power developer; and Shoals Technologies Group, Inc., a manufacturer and operator of electrical balance of power systems (EBOS) for solar energy projects.
What contributed to performance?
We continued to reduce our holdings in the underperforming sectors of the portfolio, primarily the Renewable Power Producers and Developers and Utilities. We added companies in areas such as Solar Photovoltaic, Energy Management, Conservation and Storage that experienced more stable growth during this period. Supply chain issues continued to improve across all the sectors. While interest rates were not reduced as quickly as anticipated, there was a small reduction in the federal funds rate which positively impacted debt levels for most companies.
What detracted from performance?
The results of the presidential election in the United States caused a precipitous drop across the Fund’s entire portfolio, based on the perception that the incoming administration would reduce or eliminate most government support for renewable energy development and appears to be openly hostile to the science of climate change. Our investments have recovered slightly after this drop, but the continuing uncertainty of the new administration’s direction has contributed to a polarized environment for the Fund’s purpose. We have gradually reduced our poorest performing sectors, but the Renewable Energy Power Producers and Utilities continue to comprise the largest part of the Fund’s portfolio, just under 55%. For the most part, these companies have experienced continuing drops in their share prices. Uncertainty on whether and when the Federal Reserve would lower interest rates further has depressed the values of many of these companies. International energy markets continue to be affected by the ongoing war in Ukraine and the military actions and humanitarian crises spreading across a broader section of the Middle East.
Fund performance
The following chart shows the change in value of a $10,000 investment made in Investor Shares of the Fund compared to that of the S&P 500® index.
Average Annual Total Return	1 Year	5 Years	10 Years
New Alternatives Fund (Investor Shares/NAEFX)	-6.25%	3.22%	6.75%
S&P 500® Index	25.02	14.53	13.10
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Visit www.newalternativesfund.com for more recent performance information.
Key Fund statistics
Fund net assets	$243,967,487
Total number of portfolio holdings	47
Portfolio turnover rate	6%
Total advisory fees paid	$1,550,827
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Iberdrola SA (Spain)	6.4%
Brookfield Renewable Corp. (Canada)	6.2%
Clearway Energy, Inc., Class A	6.0%
Hannon Armstrong Sustainable Infrastructure Capital, Inc., REIT	5.8%
Siemens AG (Germany)	5.4%
Infratil Ltd. (New Zealand)	5.2%
Veolia Environnement SA (France)	4.9%
Terna-Rete Elettrica Nazionale (Italy)	4.1%
Enel SPA (Italy)	4.1%
Acciona SA (Spain)	3.9%
Sector Allocation
Geographical Allocation
Material Fund Changes
There were no material changes to the Fund during the year ended December 31, 2024.
Changes in or disagreements with accountants
During the year ended December 31, 2024, there were no changes in and/or disagreements with Accountants.
Additional information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at www.newalternativesfund.com. You can also request this information by contacting us at 800-423-8383 or 631-423-7373.
Householding
You will receive, or receive notice of the availability of, the Fund’s financial reports every six months. In addition, you will receive an annual updated prospectus. To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the financial reports (to the extent received by mail) and the prospectus. This process, called “householding” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 800-423-8383 or 631-423-7373. At any time you may view the current prospectus and financial reports on our website. If you choose, you may receive these documents through electronic delivery.

(b) Not Applicable.

Item 2. Code of Ethics.

(a)

The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c)

There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d)

The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

(e)	Not applicable.

(f)	A copy of the Code of Ethics is filed as an exhibit.

Item 3. Audit Committee Financial Expert.

As of the end of the period covered by the report, the Registrant’s Board of Trustees has determined that Susan Hickey is qualified to serve as an audit committee financial expert serving on its audit committee and that she is “independent,” as defined by Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $25,037 for 2023 and $22,000 for 2024.

Audit-Related Fees

(b)

The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $0 for 2023 and $0 for 2024.

Tax Fees

(c)

The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $3,000 for 2023 and $4,000 for 2024. The fees billed were for review by the principal accountant of the registrant’s Federal tax returns.

All Other Fees

(d)

The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2023 and $0 for 2024.

(e)	Audit Committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(e)(1)

The audit committee will be responsible for evaluating the provision of non-audit services to the registrant as required by Section 201 of the Sarbanes-Oxley Act of 2002 and the rules and regulations promulgated thereunder (collectively, the “2002 Act”) and any pre-approval requests submitted by the independent accountants as required by Section 202 of the 2002 Act.

(e)(2)

The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b) N/A

(c) – 0 –

(d) N/A

(f)

The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was less than fifty percent.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2023 and $0 for 2024.

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrant.

Item 6. Investments.

(a)

Not applicable. The full Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the Annual Financial Statements and Other Information filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

New Alternatives Fund
A SOCIALLY RESPONSIBLE MUTUAL FUND EMPHASIZING
ALTERNATIVE ENERGY AND THE ENVIRONMENT
ANNUAL
FINANCIALS AND OTHER INFORMATION
INVESTOR SHARES: NAEFX
CLASS A SHARES: NALFX
December 31, 2024
This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution unless preceded or accompanied by a prospectus for the Fund.
THE FUND	150 Broadhollow Road	Melville, New York 11747	(800) 423-8383	(631) 423-7373
BNY Mellon Investment Servicing (US) Inc.	PO Box 534456	Pittsburgh, PA 15253	(800) 441-6580	(610) 382-7819
Overnight Address	500 Ross Street	Pittsburgh, PA 15262
Foreside Funds Distributors LLC	3 Canal Plaza, Suite 100	Portland, ME 04101
Recycled Paper

NEW ALTERNATIVES FUND
SCHEDULE OF INVESTMENTS
December 31, 2024
	Shares	Value
COMMON STOCKS − 97.5%
Alternate Energy — 37.6%*
Renewable Energy Power Producers & Developers — 33.3%
Acciona SA (Spain)	85,000	$9,570,736
Boralex, Inc., Class A (Canada)	125,000	2,515,229
Brookfield Renewable Corp. (Canada)	550,000	15,213,000
Brookfield Renewable Partners LP (Bermuda/Canada)**	50,000	1,139,500
Clearway Energy, Inc., Class A	600,000	14,670,000
EDP Renovaveis SA (Spain/Portugal)	836,000	8,694,345
Innergex Renewable Energy, Inc. (Canada)	1,100,000	6,193,000
Manawa Energy Ltd. (New Zealand)	650,000	2,036,580
NextEra Energy Partners LP**,***	475,000	8,455,000
Northland Power, Inc. (Canada)	325,000	4,095,000
Orsted A/S (Denmark)****	100,000	4,503,278
TransAlta Corp. (Canada)	300,000	4,245,000
		81,330,668
Solar Photovoltaic — 2.1%
Array Technologies, Inc.****	50,000	302,000
Canadian Solar, Inc. (Canada)****	100,000	1,112,000
Enphase Energy, Inc.****	10,000	686,800
First Solar, Inc.****	12,500	2,203,000
NEXTracker, Inc., Class A****	25,000	913,250
		5,217,050
Wind Turbines — 2.2%
GE Vernova, Inc.	10,000	3,289,300
Vestas Wind Systems A/S (Denmark)****	150,000	2,043,560
		5,332,860
Total Alternate Energy		91,880,578
Utilities — 20.5%
American Water Works Co., Inc.	25,000	3,112,250
EDP - Energias de Portugal SA (Portugal)	600,000	1,921,088
Enel SPA (Italy)	1,400,000	9,986,008
Eversource Energy	50,000	2,871,500
Hydro One Ltd. (Canada)	125,000	3,849,699
Iberdrola SA (Spain)	1,132,352	15,600,193
Infratil Ltd. (New Zealand)	1,800,000	12,689,460
		50,030,198
Energy Management — 12.4%
ABB Ltd. (Switzerland) SP ADR	50,000	2,685,500
Ameresco, Inc., Class A****	30,000	704,400
Schneider Electric SE (France)	12,500	3,119,203
The accompanying notes are an integral part of this financial statements.

NEW ALTERNATIVES FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2024
	Shares	Value
Siemens AG (Germany)	67,500	$13,184,092
Terna-Rete Elettrica Nazionale (Italy)	1,280,000	10,103,266
WESCO International, Inc.	2,500	452,400
		30,248,861
Energy Conservation — 10.4%
Carrier Global Corp.	50,000	3,413,000
Johnson Controls International PLC (Ireland)	50,000	3,946,500
Owens Corning, Inc.	25,000	4,258,000
Signify NV (Netherlands)	325,000	7,264,934
Trane Technologies PLC (Ireland)	17,500	6,463,625
		25,346,059
Water Systems — 6.1%
Veolia Environnement SA (France)	425,000	11,934,805
Xylem, Inc.	25,000	2,900,500
		14,835,305
Sustainable Energy Financial Services — 5.8%
Hannon Armstrong Sustainable Infrastructure Capital, Inc., REIT	525,000	14,085,750
		14,085,750
Transportation — 3.0%
BYD Co. Ltd. (China) ADR	100,000	6,797,000
Shimano, Inc. (Japan) ADR	50,000	669,000
		7,466,000
Energy Storage — 1.3%
Fluence Energy, Inc.****	50,000	794,000
Panasonic Holdings Corp. (Japan) ADR	225,000	2,306,250
		3,100,250
Recycling & Waste Management — 0.4%
Sims Ltd. (Australia) SP ADR	125,000	920,625
		920,625
Total Common Stocks (Cost $234,236,868)		237,913,626
The accompanying notes are an integral part of this financial statements.

NEW ALTERNATIVES FUND
SCHEDULE OF INVESTMENTS (Concluded)
December 31, 2024
	Par	Value
CERTIFICATES OF DEPOSIT − 0.1%
Socially Concerned Banks — 0.1%
Alternatives Federal Credit Union 4.00% due 03/13/25	$ 200,000	$200,000
Self Help Credit Union 3.80% due 12/30/25	100,000	100,000
Total Certificates of Deposit (Cost $300,000)		300,000
Investments in Securities (Cost $234,536,868) — 97.6%		238,213,626
Other Assets in Excess of Liabilities — 2.4%		5,753,861
Net Assets — 100.0%		$243,967,487
*	See (Note 8).
**	Master Limited Partnership
***	These entities are commonly known as “Yieldco’s”. Yieldco’s are companies formed to own operating power assets which sell most of their electric production to major utilities under long term power purchase agreements. They are expected to pay most of their earnings in dividends to shareholders. They are similar in structure to Real Estate Investment Trusts (REITs).
****	Non-income producing security.
ADR	-American Depositary Receipts
LP	-Limited Partnership
PLC	-Public Limited Company
REIT	-Real Estate Investment Trust
SP ADR	-Sponsored American Depositary Receipts
The accompanying notes are an integral part of this financial statements.

NEW ALTERNATIVES FUND
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2024
ASSETS
Investment securities at fair value (cost: $234,536,868) (Notes 2A & 7)	$238,213,626
Cash	5,759,701
Receivables:
Capital shares subscribed	27,168
Dividends	345,624
Tax reclaims (Note 2D)	546,296
Prepaid insurance and registration	55,008
Total Assets	244,947,423
LIABILITIES
Payables:
Due to custodian in foreign currency (cost: $16,131)	15,963
Capital shares reacquired	599,537
Management fees	119,050
Transfer agent fees	110,261
Administration and accounting fees	48,350
Professional fees	32,961
Postage and printing fees	22,519
Custodian fees	18,454
12b-1 fees	3,237
Accrued expenses and other liabilities	9,604
Total Liabilities	979,936
Net Assets	$243,967,487
ANALYSIS OF NET ASSETS
Paid-in Capital	$249,229,408
Total distributable earnings (losses)	(5,261,921)
Net Assets	$243,967,487
Class A Shares:
Net Assets	$229,351,164
Net asset value and redemption price per share ($229,351,164/3,779,766) shares of outstanding beneficial interest, unlimited authorization, no par value	$60.68
Maximum offering price per share (100/96.50 of $60.68)	$62.88
Investor Shares:
Net Assets	$14,616,323
Net asset value, offering and redemption* price per share ($14,616,323/241,923) shares of outstanding beneficial interest, unlimited authorization, no par value	$60.42
* Redemption fee may apply (Note 1)
The accompanying notes are an integral part of this financial statements.

NEW ALTERNATIVES FUND
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2024
Investment Income:
Dividends (net of $935,493 foreign taxes withheld)	$6,365,856
Total Investment Income	6,365,856
Expenses:
Management fees (Note 4)	1,550,827
Transfer agent fees	524,040
Administration and accounting fees	274,083
Legal fees	160,430
Custodian fees	105,373
Registration fees	64,628
Compliance service fees	67,800
Postage and printing fees	53,566
Trustees fees (Note 5)	39,000
Audit fees	24,000
12b-1 fees (Investor Shares) (Note 4)	42,660
Insurance fees	16,965
Other expenses	66,397
Total Expenses	2,989,769
Net Investment Income	3,376,087
Net Realized and Unrealized Gain/(Loss) from Investments and Foreign Currency Related Transactions:
Realized Loss from Investments and Foreign Currency Related Transactions (Notes 2B & 6):
Net realized loss from investments	(759,123)
Net realized loss from foreign currency transactions	(19,152)
Net Realized Loss	(778,275)
Net Change in Unrealized Appreciation/(Depreciation) on Investments and Foreign Currency Related Translations:
Net change in unrealized appreciation/(depreciation) on investments	(20,205,552)
Net change in unrealized appreciation/(depreciation) on foreign currency translations	(25,932)
Net change in unrealized appreciation/(depreciation)	(20,231,484)
Net Realized and Unrealized Loss on Investments and Foreign Currency Related Translations	(21,009,759)
Net Decrease in Net Assets Resulting from Operations	$(17,633,672)
The accompanying notes are an integral part of this financial statements.

NEW ALTERNATIVES FUND
STATEMENTS OF CHANGES IN NET ASSETS
	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023
Investment Activities:
Net investment income	$3,376,087	$8,315,772
Net realized gain/(loss) from investments and foreign currency transactions	(778,275)	3,107,065
Net change in unrealized appreciation/(depreciation) on investments and foreign currency translations	(20,231,484)	(22,865,879)
Net decrease in net assets resulting from operations	(17,633,672)	(11,443,042)
Distributions to Shareholders from distributable earnings:
Class A Shares	(4,628,281)	(13,284,723)
Investor Shares	(253,276)	(729,534)
Total distributions to shareholders from distributable earnings	(4,881,557)	(14,014,257)
Capital Share Transactions:
Net decrease in net assets from capital share transactions (Note 3)	(59,521,131)	(27,169,763)
Total Decrease in Net Assets	(82,036,360)	(52,627,062)
Net Assets:
Beginning of the year	326,003,847	378,630,909
End of the year	$243,967,487	$326,003,847
The accompanying notes are an integral part of this financial statements.

NEW ALTERNATIVES FUND
FINANCIAL HIGHLIGHTS
STATEMENT OF PER SHARE INCOME AND CAPITAL CHANGES
For a share outstanding throughout each year
Class A Shares	For the Years Ended December 31,
	2024	2023	2022	2021	2020
Net asset value at the beginning of year	$65.88	$70.57	$87.80	$97.00	$62.92
Investment Operations
Net investment income*	0.77	1.60	0.75	0.34	0.26
Net realized and unrealized gain/(loss) on investments and foreign currency related transactions	(4.73)	(3.35)	(14.71)	(5.03)	38.60
Total from investment operations	(3.96)	(1.75)	(13.96)	(4.69)	38.86
Distributions
From net investment income	(1.24)	(2.05)	(0.80)	(0.48)	(0.07)
From net realized gains	—	(0.89)	(2.46)	(3.90)	(4.71)
From return of capital	—	—	(0.01)	(0.13)	—
Total distributions	(1.24)	(2.94)	(3.27)	(4.51)	(4.78)
Net asset value at end of year	$60.68	$65.88	$70.57	$87.80	$97.00
Total return (Sales load not reflected)	(6.02)%	(2.50)%	(15.93)%	(4.79)%	61.76%
Net assets, end of the year (in thousands)	$229,351	$307,712	$355,564	$428,017	$404,594
Ratio of expenses to average net assets	1.03%	0.96%	0.89%	0.85%	0.96%
Ratio of net investment income to average net assets	1.20%	2.33%	0.96%	0.36%	0.36%
Portfolio turnover	5.94%	7.97%	9.21%	8.75%	20.34%
Number of shares outstanding at end of the year	3,779,766	4,670,814	5,038,240	4,875,026	4,171,206
*	The selected per share data was calculated using the average shares outstanding method for the year.
The accompanying notes are an integral part of this financial statements.

NEW ALTERNATIVES FUND
FINANCIAL HIGHLIGHTS
STATEMENT OF PER SHARE INCOME AND CAPITAL CHANGES
For a share outstanding throughout each year
Investor Shares	For the Years Ended December 31,
	2024	2023	2022	2021	2020
Net asset value at the beginning of year	$65.58	$70.21	$87.35	$96.52	$62.74
Investment Operations
Net investment income*	0.61	1.42	0.55	0.11	0.08
Net realized and unrealized gain/(loss) on investments and foreign currency related transactions	(4.71)	(3.34)	(14.62)	(5.00)	38.41
Total from investment operations	(4.10)	(1.92)	(14.07)	(4.89)	38.49
Distributions
From net investment income	(1.06)	(1.82)	(0.60)	(0.25)	—
From net realized gains	—	(0.89)	(2.46)	(3.90)	(4.71)
From return of capital	—	—	(0.01)	(0.13)	—
Total distributions	(1.06)	(2.71)	(3.07)	(4.28)	(4.71)
Net asset value at end of year	$60.42	$65.58	$70.21	$87.35	$96.52
Total return	(6.25)%	(2.75)%	(16.14)%	(5.02)%	61.35%
Net assets, end of the year (in thousands)	$14,616	$18,291	$23,067	$28,245	$23,232
Ratio of expenses to average net assets	1.28%	1.21%	1.14%	1.10%	1.21%
Ratio of net investment income/(loss) to average net assets	0.95%	2.08%	0.71%	0.11%	0.11%
Portfolio turnover	5.94%	7.97%	9.21%	8.75%	20.34%
Number of shares outstanding at end of the year	241,923	278,919	328,561	323,368	240,704
*	The selected per share data was calculated using the average shares outstanding method for the year.
The accompanying notes are an integral part of this financial statements.

NEW ALTERNATIVES FUND
NOTES TO FINANCIAL STATEMENTS
For the Year Ended December 31, 2024
1) ORGANIZATION – New Alternatives Fund (the “Trust”) was organized as a Delaware statutory trust on June 12, 2014. The Trust currently offers one series of shares, also known as “New Alternatives Fund” (the “Fund”). The Fund is the successor to New Alternatives Fund, Inc. (the “Predecessor Company”), a New York corporation that commenced operations in 1982. The Fund is a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). On November 14, 2014, the Predecessor Company was reorganized into the Fund. The Fund was organized for the purpose of continuing the investment operations and performance history of the Predecessor Company and prior to the reorganization had no substantial assets or prior history of investment operations. The Fund currently offers two classes of shares: Class A Shares and Investor Shares. Class A Shares represent a continuance of the original class of shares offered by the Predecessor Company. Class A Shares are sold subject to a front-end sales charge. Class A Shares of the Fund do not have any distribution (i.e., Rule 12b-1) charges, service charges or redemption fees. Investor Shares are not subject to a sales charge but are subject to a 2.00% redemption fee imposed on any Investor Shares redeemed within sixty (60) days of their initial purchase. Any redemption fee imposed is retained by the Fund and is meant to deter short-term trading in Investor Shares and to offset any transaction and other costs associated with short-term trading. For the years ended December 31, 2024 and 2023, no redemption fees were imposed on the redemption of Investor Shares. Investor Shares are also subject to 12b-1 fees. The investment objective of the Fund is long-term capital appreciation, with income as a secondary objective. The Fund seeks to achieve its investment objective by investing in equity securities. The equity securities in which the Fund invests consist primarily of common stocks. Other equity securities in which the Fund may invest include “Yieldco’s”, American Depositary Receipts (“ADRs”), real estate investment trusts (“REITs”) and publicly-traded master limited partnerships (“MLPs”). The Fund makes investments in a wide range of industries and in companies of all sizes. The Fund invests in equity securities of both U.S. and foreign companies, and has no limitation on the percentage of assets invested in the U.S. or abroad. Under normal market conditions, at least 25% of the Fund’s total assets will be invested in equity securities of companies in the alternative energy industry. “Alternative Energy” or “Renewable Energy” means the production, conservation, storage and transmission of energy to reduce pollution and harm to the environment, particularly when compared to conventional coal, oil or nuclear energy.
2) ACCOUNTING POLICIES – The Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to Investment Companies. The following is a summary of significant accounting policies followed by the Fund.
A. PORTFOLIO VALUATION – The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued based on the official closing price or the last reported sale price on national

NEW ALTERNATIVES FUND
NOTES TO FINANCIAL STATEMENTS
For the Year Ended December 31, 2024
securities exchanges where they are primarily traded or on the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system as of the close of business on the day the securities are being valued. That is normally 4:00 p.m. Eastern time. If there were no sales on that day or the securities are traded on other over-the-counter markets, the mean of the last bid and asked prices prior to the market close is used. Short-term debt securities having a remaining maturity of 60 days or less are amortized based on their cost. Certificates of Deposit are valued at amortized cost, provided such amount approximates market value and are categorized in Level 2.
Non-U.S. equity securities are valued based on their most recent closing market prices on their primary market and are translated from the local currency into U.S. dollars using current exchange rates on the day of valuation. The Fund may hold securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares. As such, the Fund’s NAV may change on days when shareholders will not be able to purchase or redeem Fund shares.
If the market price of a security held by the Fund is unavailable at the time the Fund prices its shares at 4:00 p.m. Eastern time, the Fund will use the “fair value” of such security as determined in good faith by the Fund’s investment advisor as “valuation designee” under methods established by and under the general supervision of the Trust’s Board of Trustees. Fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investments. The Fund may use fair value pricing if the value of a security it holds has been materially affected by events occurring before the Fund’s pricing time but after the close of the primary markets or exchange on which the security is traded. This most commonly occurs with foreign securities, but may occur in other cases as well. Certain foreign securities are fair valued by utilizing an external pricing service in the event of any significant market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets. On a quarterly basis, the valuation designee's fair value determinations will be reviewed by the Board of Trustees. The Fund does not invest in unlisted securities.
The inputs and valuations techniques used to measure fair value of the Fund’s net assets are summarized into three levels as described in the hierarchy below:
•	Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
•	Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These

NEW ALTERNATIVES FUND
NOTES TO FINANCIAL STATEMENTS
For the Year Ended December 31, 2024
inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
•	Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of December 31, 2024, in valuing the Fund’s assets carried at fair value:
	Total Value at 12/31/2024	Level 1 - Quoted Price	Level 2 - Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Common Stocks
Alternate Energy	$91,880,578	$91,880,578	$—	$—
Utilities	50,030,198	46,180,499	3,849,699	—
Energy Management	30,248,861	30,248,861	—	—
Energy Conservation	25,346,059	25,346,059	—	—
Water Systems	14,835,305	14,835,305	—	—
Sustainable Energy Financial Services	14,085,750	14,085,750	—	—
Transportation	7,466,000	7,466,000	—	—
Energy Storage	3,100,250	3,100,250	—	—
Recycling & Waste Management	920,625	920,625	—	—
Certificates of Deposit	300,000	—	300,000	—
Total	$238,213,626	$234,063,927	$4,149,699	$—
At the end of each calendar quarter, management evaluates the classification of Level 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.
The Fund utilizes an external pricing service to fair value certain foreign securities in the event of any significant market movements between the time the Fund valued certain foreign securities and the earlier closing of foreign markets. Such fair valuations are

NEW ALTERNATIVES FUND
NOTES TO FINANCIAL STATEMENTS
For the Year Ended December 31, 2024
categorized as Level 2 in the hierarchy. Significant market movements were not deemed to have occurred at December 31, 2024, and therefore, the Fund did not utilize the external pricing service model adjustments. Transfers in and out between Levels are based on values at the end of the period.
B. FOREIGN CURRENCY TRANSLATION – Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. If foreign currency translations are not available, the foreign exchange rate(s) will be valued at fair market value using procedures approved by the Trust’s Board of Trustees.
The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Such gains or losses are included in net realized gain or loss from currency transactions on the Statement of Operations.
C. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME – Security transactions are accounted for on the trade date (date order to buy or sell is executed). The cost of investments sold is determined by use of specific lots for both financial reporting and income tax purposes in determining realized gains and losses on investments.
D. INVESTMENT INCOME AND EXPENSE RECOGNITION – Dividend income is recorded as of the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after the Fund determines the existence of a dividend declaration after exercising reasonable diligence. Interest income, including amortization/accretion of premium and discount, is accrued daily. Return of capital distributions are recorded as a reduction of cost of the related investments. The Fund may be subject to foreign taxes on income, a portion of which may be recoverable. The Fund will accrue such taxes and reclaims as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which that Fund invests. The Fund applies for refunds where

NEW ALTERNATIVES FUND
NOTES TO FINANCIAL STATEMENTS
For the Year Ended December 31, 2024
available. Expenses are accrued on a daily basis. Fund level expenses common to all classes are allocated to each class based upon relative daily net assets of each class. Non-cash dividends, if any, are recorded at the fair market value of the asset received.
E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS – Dividends from net investment income and distributions from net realized capital gains, if any, will be declared and paid at least annually to shareholders and recorded on ex-date. The Fund may be subject to foreign taxes on unrealized and realized gains on certain foreign investments. The Fund will accrue such taxes and reclaims, as applicable, based upon the current interpretation of tax rules and regulations that exist in the market in which the Fund invests. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from accounting principles generally accepted in the United States of America.
F. U.S. TAX STATUS – No provision is made for U.S. income taxes as it is the Fund’s intention to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.
G. USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.
H. OTHER – In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.
I. ALLOCATION – Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation for the Fund are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Class-specific expenses are charged directly to the class incurring the expense. Common expenses, which

NEW ALTERNATIVES FUND
NOTES TO FINANCIAL STATEMENTS
For the Year Ended December 31, 2024
are not attributable to a specific class, are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund.
J. CASH – Cash represents amounts held on deposit with the Fund’s custodian bank. Balances at times may exceed federally insured limits.
3) SHARES OF BENEFICIAL INTEREST – There are unlimited, no par value shares of beneficial interest authorized. On December 31, 2024, the Fund’s total shares outstanding were 4,021,689. Aggregate paid-in capital including reinvestment of dividends was $249,229,408. Transactions in shares of beneficial interest were as follows:
	For the Year Ended December 31, 2024		For the Year Ended December 31, 2023
	Shares	Amount	Shares	Amount
Class A Shares
Shares of beneficial interest sold	197,962	$12,652,763	340,788	$24,086,741
Reinvestment of distributions	68,668	4,166,108	180,186	11,915,691
Redemptions	(1,157,678)	(73,858,521)	(888,400)	(59,839,554)
Net Decrease	(891,048)	$(57,039,650)	(367,426)	$(23,837,122)
	For the Year Ended December 31, 2024		For the Year Ended December 31, 2023
	Shares	Amount	Shares	Amount
Investor Shares
Shares of beneficial interest sold	30,012	$1,844,371	31,067	$2,080,811
Reinvestment of distributions	3,700	223,532	9,852	648,559
Redemptions	(70,708)	(4,549,384)	(90,561)	(6,062,011)
Net Decrease	(36,996)	$(2,481,481)	(49,642)	$(3,332,641)
Total Net Decrease	(928,044)	$(59,521,131)	(417,068)	$(27,169,763)

NEW ALTERNATIVES FUND
NOTES TO FINANCIAL STATEMENTS
For the Year Ended December 31, 2024
4) MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES – Accrued Equities, Inc. (“Accrued Equities” or the “Advisor”), an SEC registered investment advisor and broker-dealer, serves as investment advisor to the Fund pursuant to an Investment Advisory Agreement, and as an underwriter (but not a principal underwriter) of the Fund’s shares pursuant to a Sub-Distribution Agreement. For its investment advisory services, the Fund pays Accrued Equities an annual management fee of 1.00% of the first $25 million of average daily net assets; 0.50% of the next $475 million of average daily net assets; and 0.40% of average daily net assets more than $500 million. The fee is accrued daily and paid monthly, in arrears. The Fund incurred management fees of $1,550,827 for the year ended December 31, 2024.
The Fund pays no remuneration to two of its trustees, David J. Schoenwald and Murray D. Rosenblith, who are also officers and owners of Accrued Equities.
Foreside Funds Distributors LLC (the “Distributor”) serves as the principal underwriter of the Fund pursuant to a Distribution Agreement for the limited purpose of acting as statutory underwriter to facilitate the distribution of shares of the Fund. The Distributor has entered into a Sub-Distribution Agreement with Accrued Equities. The Fund charges a maximum front-end sales charge of 3.50% on most new sales of the Fund’s Class A Shares. Of this amount, the Distributor and Accrued Equities receive the net underwriter commission and pay out the remaining sales commission to other brokers who actually sell new Class A Shares. Their share of the sales commission may vary. The aggregate underwriter commissions on all sales of Class A Shares of the Fund during the year ended December 31, 2024 was $6,649 and the amounts received by the Distributor and Accrued Equities were $2,216 and $4,433, respectively. The Distributor and Accrued Equities are also entitled to receive sales commissions for the sale of Class A Shares. For the year ended December 31, 2024, the Distributor and Accrued Equities received $2,066 and $9,032 in sales commissions, respectively, for the sale of Class A Shares of the Fund. Underwriter commissions and sales commissions received by the Distributor are set aside by the Distributor and used solely for distribution-related expenses.
Investor Shares of the Fund are not subject to a sales charge. The Fund has adopted a distribution plan (the “Rule 12b-1 Plan”) for its Investor Shares in accordance with the requirements of Rule 12b-1 under the 1940 Act. The Rule 12b-1 Plan provides that the Fund may pay a fee to Accrued Equities, the Distributor, or certain broker-dealers, investment advisers, banks or other financial institutions at an annual rate of up to 0.25% of the average daily net assets of the Fund’s Investor Shares to finance certain activities primarily intended to sell such Investor Shares. For the year ended December 31, 2024, 12b-1 Fees of $42,660 were accrued by the Investor Shares of the Fund.
The Board of Trustees has authorized the Class A Shares of the Fund to pay sub-transfer agent fees to financial intermediaries, including securities dealers, that provide shareholder account-related services to their customers who own Class A Shares of the Fund, or to reimburse Accrued Equities for such expenses it reimbursed on behalf of the Class A Shares. The sub-transfer agent services

NEW ALTERNATIVES FUND
NOTES TO FINANCIAL STATEMENTS
For the Year Ended December 31, 2024
provided must be necessary and may not duplicate services already provided by a Fund service provider. The sub-transfer agent services may not be for distribution-related services. The fees paid by the Class A Shares may not exceed the fees that would have been incurred by customers of the financial intermediaries if they maintained their customer account directly with the Fund.
5) TRUSTEES’ FEES – For the year ended December 31, 2024, the Fund paid trustees’ fees of $39,000 to its Trustees who are not “interested persons” of the Trust, as that term is defined in the 1940 Act (the “Independent Trustees”).
For the year ended December 31, 2024, each Independent Trustee received an annual fee of $9,000 for their services as an Independent Trustee of the Trust. As Vice-Chairperson of the Trust’s Board of Trustees, Sharon Reier received an additional annual fee of $1,000. Each member of the Audit Committee received an additional $500 annual fee and Susan Hickey, Chairperson of the Audit Committee, received an additional annual fee of $500. The Independent Trustees are also entitled to receive reimbursement of “coach” travel expenses to attend Board Meetings. The Trustees and Officers of the Trust who are officers and owners of the Advisor do not receive compensation from the Fund for their services and are paid for their services by the Advisor. The Fund’s Chief Compliance Officer is not an officer or employee of the Advisor and is compensated directly by the Fund for his services.
6) PURCHASES AND SALES OF SECURITIES – For the year ended December 31, 2024, the aggregate cost of securities purchased totaled $16,283,712. Net realized gains (losses) were computed on a specific lot basis. The proceeds received on sales of securities for the year ended December 31, 2024 was $68,727,559.
7) FEDERAL INCOME TAX INFORMATION – At December 31, 2024, the federal tax basis cost and aggregate gross unrealized appreciation and depreciation of securities held by the Fund were as follows:
Cost of investments for tax purposes	$243,475,547
Unrealized appreciation for tax purposes	$50,502,511
Unrealized depreciation for tax purposes	(55,764,432)
Net unrealized depreciation on investments and foreign currency translation	$(5,261,921)

NEW ALTERNATIVES FUND
NOTES TO FINANCIAL STATEMENTS
For the Year Ended December 31, 2024
The tax character of distributions paid during 2024 and 2023 was as follows:
Distributions paid from:	2024	2023
Ordinary Income	$4,881,557	$10,499,035
Long-Term Capital Gains	—	3,515,222
	$4,881,557	$14,014,257
For federal income tax purposes, distributions from net investment income and short-term capital gains are treated as ordinary income dividends.
The following permanent differences as of December 31, 2024, primarily attributed to prior year book and tax differences and current year return of capital distributions, were reclassified to the following accounts:
Paid-in Capital	$(11,254)
Total distributable earnings (losses)	11,254
As of December, 31 2024, the component of distributable earnings (losses) on a tax basis was as follows:
Net Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	$(5,261,921)
Capital loss carryforwards can be used to offset future realized capital gains. Capital losses that are carried forward will retain their character as either short-term or long-term capital losses and are not subject to expiration. The Fund did not have any capital loss carryforwards as of December 31, 2024.
Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (current and prior three tax years), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.
8) RISKS - Foreign Securities – Investing in foreign securities (including depositary receipts traded on U.S. exchanges but representing shares of foreign companies) involves more risks than investing in U.S. securities. Risks of investing in foreign companies include currency exchange rates between foreign currencies and the U.S. dollar. The political, economic and social structures of some foreign countries may be less stable and more volatile than those in the U.S. Brokerage commissions and other fees may be higher for foreign securities. Foreign companies may not be subject to the same disclosure, accounting, auditing and financial reporting standards as U.S. companies. These risks can increase the potential for losses in the Fund and affect its share price.

NEW ALTERNATIVES FUND
NOTES TO FINANCIAL STATEMENTS
For the Year Ended December 31, 2024
Cash and Foreign Currency Concentration – Cash and foreign currency consists of cash and foreign currency on deposit with financial institutions. Cash held in banks periodically exceeds the Federal Deposit Insurance Corporation’s (“FDIC”) insurance coverage of $250,000, and as a result, there is a concentration of credit risk related to amounts in excess of the FDIC insurance coverage.
Concentration – Under normal market conditions, at least 25% of the Fund’s total asset will be invested in equity securities of companies in the Alternative Energy industry. A downturn in this group of industries would have a larger impact on the Fund than on a fund that does not concentrate its investments. As of December 31, 2024, the Fund had 31.4% of its net assets invested in Alternative Energy companies.
9) TAILORED SHAREHOLDER REPORTS – Effective January 24, 2023, open-end mutual funds and exchange traded funds are required to provide shareholders with streamlined annual and semi-annual shareholder reports (“Tailored Shareholder Reports”). Funds are required to prepare a separate Tailored Shareholder Report for each share class of a fund that highlights key information to Investors. Other information, including financial statements, no longer appears in a fund’s shareholder report, but is available on-line, delivered free of charge upon request, and filed with the Securities and Exchange Commission (the “SEC”) on a semi-annual basis on Form N-CSR. The new requirements had a compliance date of July 24, 2024.
10) RECENT ACCOUNTING PRONOUNCEMENT – In November 2023, the Financial Accounting Standards Board issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280) (“ASU 2023-07”). ASU 2023-07 improves reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses. The Fund is deemed to be an individual reporting segment and is not part of a consolidated reporting entity. The objective and strategy are used by the investment managers to make investment decisions, and the results of the operations, as shown in the statements of operations and the financial highlights for the Fund, is the information utilized for the day-to-day management of the Fund. Due to the significance of oversight and their role, the Investment Managers are deemed to be the Chief Operating Decision Maker. The Fund’s adoption of ASU 2023-07 impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations.
11) SUBSEQUENT EVENTS – Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring disclosure.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders and Board of Trustees of New Alternatives Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of New Alternatives Fund (the “Fund”) as of December 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets and the financial highlights for each of the two years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, and the changes in net assets and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
The Fund’s financial highlights for the years ended December 31, 2022 and prior, were audited by other auditors whose report dated February 27, 2023, expressed an unqualified opinion on those financial highlights.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits.  We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB.  Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian and other institutions. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.  We believe that our audits provide a reasonable basis for our opinion.
We have served as the Fund’s auditor since 2023.
COHEN & COMPANY, LTD.
Philadelphia, Pennsylvania
February 27, 2025

NEW ALTERNATIVES FUND
OTHER INFORMATION
(Unaudited)
1) PROXY VOTING – The Fund has proxy voting policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities held by the Fund which are available: (1) without charge, upon request by calling the Fund at 800-423-8383 and (2) in the Fund documents filed with the SEC on the SEC’s website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities held by the Fund during the most recent twelve-month period ended June 30 is available on Form N-PX: (1) without charge, upon request, by calling the Fund at 800-423-8383 and (2) on the SEC’s website at http://www.sec.gov.
2) QUARTERLY PORTFOLIO SCHEDULES – The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year (quarters ended March 31 and September 30) as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the SEC's website at http://www.sec.gov.

NEW ALTERNATIVES FUND
SHAREHOLDER TAX INFORMATION
(Unaudited)
During the fiscal year ended December 31, 2024, the following distributions were paid by the Fund:
Ordinary Income	$4,881,557
The Fund paid foreign taxes of $935,493 and recognized foreign source income of $6,562,833 pursuant to Section 853 of the Internal Revenue Code. The Fund will elect to pass these foreign taxes through to shareholders as a foreign tax credit and designates such amounts as having been paid in connection with dividends distributed from investment taxable income during the year ended December 31, 2024.
For the year ended December 31, 2024, certain dividends may be subject to a maximum capital gains tax rate, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. For individual shareholders, 100% of their ordinary income dividends for the Fund qualify for the maximum capital gains tax rate. Complete information will be computed and reported in conjunction with your Form 1099-DIV.
For corporate shareholders, 31.65% of the ordinary income dividends qualify for the dividends received deduction.
Shareholders are advised to consult their own tax advisors with respect to the tax consequences of their investments in the Fund.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

This information is disclosed as part of the Annual Financial Statements and Other Information filed under Item 7 of this form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to registrant, which is an open-end management investment company.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to registrant, which is an open-end management investment company.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to Registrant, which is an open-end management investment company.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)

Based on his evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer has concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to him by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	Code of ethics, or any amendments thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(5)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	New Alternatives Fund

By (Signature and Title)*	/s/ David J. Schoenwald
David J. Schoenwald, President and Treasurer
(principal executive officer and principal financial officer)

Date March 4, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ David J. Schoenwald
David J. Schoenwald, President and Treasurer
(principal executive officer and principal financial officer)

Date March 4, 2025

* Print the name and title of each signing officer under his or her signature.